Disaggregated Revenues (Tables)	12 Months Ended
Dec. 31, 2023
Disaggregated Revenues [Abstract]
Schedule of Revenues in Financial Statements	Revenues reported in the consolidated financial statements derived from the Company’s country of domicile (Israel) and foreign countries based on the location of the customers, are as follows:
	Year ended December 31,
	2023	2022	2021

Spain	$231,833	$355,274	$78,960
Israel	123,368	145,472	129,976
United states	33,546	43,614	194,489
Japan	34,861	17,560	7,350
Germany	32,540	8,548	83,317
Other	22,436	33,071	74,612

	$478,584	$603,359	$568,704